Investment Securities, OTTI Included in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Marketable Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities	$ 0	$ 0	$ 0
OTTI write-downs included in earnings
Total investment securities (1)	267	194	185
Nonmarketable equity investments (1)	339	448	374
Total OTTI write-downs included in earnings (1)	606	642	559
Total debt securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	262	189	183
Securities of U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total investment securities (1)	150	63	18
Residential [Member]
OTTI write-downs included in earnings
Total investment securities (1)	11	34	54
Commercial [Member]
OTTI write-downs included in earnings
Total investment securities (1)	80	14	4
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	21	72	105
Other debt securities
OTTI write-downs included in earnings
Total investment securities (1)	0	6	2
Total marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	5	5	2
Other marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	5	5	2
Energy [Domain]
OTTI write-downs included in earnings
Total investment securities (1)	24	88	104
Nonmarketable equity investments (1)	62	170	183
Total OTTI write-downs included in earnings (1)	$ 86	$ 258	$ 287